CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Oil and gas sales	$ 99,752	$ 81,978	$ 300,488	$ 237,938
Natural gas services	334	397	1,108	1,352
Drilling rig services	929		3,614
Gain on sales of assets	49	2,857	14,570	3,256
Total revenues	101,064	85,232	319,780	242,546
COSTS AND EXPENSES
Production	24,284	20,518	75,237	62,012
Exploration:
Abandonments and impairments	1,256	364	2,307	6,133
Seismic and other	1,842	1,361	5,287	3,995
Natural gas services	233	297	781	951
Drilling rig services	1,673	123	4,378	1,204
Depreciation, depletion and amortization	25,901	25,223	74,987	76,272
Impairment of property and equipment	5,035	794	9,459	11,908
Accretion of abandonment obligations	706	659	2,077	1,953
General and administrative	7,142	8,730	22,678	22,786
Loss on sales of assets and impairment of inventory	114	80	417	1,523
Total costs and expenses	68,186	58,149	197,608	188,737
Operating income	32,878	27,083	122,172	53,809
OTHER INCOME (EXPENSE)
Interest expense	(8,717)	(6,040)	(24,304)	(18,393)
Loss on early extinguishment of long-term debt	(907)		(5,501)
Gain (loss) on derivatives	92,286	(3,995)	74,128	27,289
Other	527	972	3,514	2,816
Total other income (expense)	83,189	(9,063)	47,837	11,712
Income before income taxes	116,067	18,020	170,009	65,521
Income tax expense	(41,544)	(6,397)	(60,693)	(23,260)
NET INCOME	$ 74,523	$ 11,623	$ 109,316	$ 42,261
Net income per common share:
Basic (in dollars per share)	$ 6.13	$ 0.96	$ 8.99	$ 3.48
Diluted (in dollars per share)	$ 6.13	$ 0.96	$ 8.99	$ 3.48
Weighted average common shares outstanding:
Basic (in shares)	12,163	12,146	12,160	12,146
Diluted (in shares)	12,163	12,146	12,161	12,146